Invesco
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 1000
Houston, TX 77046

713 626 1919
www.invesco.com/us
September 30, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series) CIK 0000202032
Ladies and Gentlemen:
On behalf of AIM Growth Series (Invesco Growth Series) (the “Trust”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Post Effective Amendment No. 104 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment is being filed in order to add the following new series of the Trust, Invesco Liquid Alternative Strategies Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.
Very truly yours,
/s/ Stephen Rimes
Stephen Rimes
Assistant General Counsel